Note 7 - Leases (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Lease, Cost [Table Text Block]
	Year Ended	Year Ended
	March 31, 2021	March 31, 2020

Lease cost:

Amortization of right of use asset	$4,746	$4,335
Interest on lease liabilities	1,102	1,353
Finance lease cost	5,848	5,688
Operating lease cost	23,736	30,190
Total lease cost	$29,584	$35,878

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$1,102	$1,353
Operating cash flows from operating leases	23,864	29,845
Financing cash flows from finance leases	6,321	6,437
Total	$31,287	$37,635

Right-of-use assets obtained in exchange for new finance lease liabilities	$1,740	$4,424
Right-of-use assets obtained in exchange for new operating lease liabilities	$2,009	$6,419
Weighted-average lease term (years):
Financing leases	4.5	5.3
Operating leases	3.5	3.8
Weighted-average discount rate (percentage):
Financing leases	4.1	4.1
Operating leases	4.4	4.5

Lessee, Lease Liability, Maturity [Table Text Block]
Years ending March 31:	Operating	Financing
2022	$18,606	$7,665
2023	14,042	7,665
2024	7,118	6,096
2025	3,572	2,713
2026	1,729	1,625
2027-2032	3,151	2,786
Total minimum payment required	$48,218	$28,550
Less interest	3,402	2,540
Present value of minimum lease payments	44,816	26,010
Amount due within one year	17,047	6,778
Long-term lease obligation	$27,769	$19,232
Years ending March 31:	Operating	Financing
2021	$23,896	$7,313
2022	18,820	7,313
2023	13,022	7,313
2024	6,510	5,786
2025	3,023	2,395
2026-2031	4,597	3,995
Total minimum payment required	$69,868	$34,115
Less interest	5,559	3,524
Present value of minimum lease payments	64,309	30,591
Amount due within one year	21,549	6,225
Long-term lease obligation	$42,760	$24,366